Deferred Charges and leasehold improvements	6 Months Ended
Jun. 30, 2021
Deferred Charges And Leasehold Improvements
Deferred Charges and leasehold improvements

5.       Deferred Charges and leasehold improvements

Deferred charges consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $30,533 and $27,021, at June 30, 2021 and December 31, 2020, respectively. Leasehold improvements for the four suezmaxes Eurochampion 2004, Euronike, Archangel and Alaska amounted to $7,899 and $5,234 at June 30, 2021 and December 31, 2020, respectively. Amortization of deferred dry-docking costs and of leasehold improvements is included in Depreciation and amortization in the accompanying interim Consolidated Statements of Comprehensive (Loss) Income.